UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2018

Date of reporting period:	10/31/2017

Item 1. Schedule of Investments

Prudential Government Money Market Fund, Inc.

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 77.6%
Fannie Mae Strips Interest	1.182	%(s)	11/15/17	250	$249,888
Federal Farm Credit Bank	1.219	%(cc)	04/20/18	5,500	5,499,864
Federal Farm Credit Bank	1.250	%(cc)	11/27/17	2,000	2,000,270
Federal Home Loan Bank	0.987	%(cc)	03/07/18	7,000	6,996,866
Federal Home Loan Bank	1.040	%(s)	11/16/17	18,000	17,992,350
Federal Home Loan Bank	1.051	%(s)	11/07/17	4,000	3,999,313
Federal Home Loan Bank	1.051	%(s)	11/08/17	7,000	6,998,598
Federal Home Loan Bank	1.051	%(s)	12/13/17	3,000	2,996,395
Federal Home Loan Bank	1.054	%(s)	12/08/17	35,500	35,462,306
Federal Home Loan Bank	1.056	%(s)	11/29/17	12,000	11,990,340
Federal Home Loan Bank	1.057	%(s)	11/22/17	7,000	6,995,770
Federal Home Loan Bank	1.059	%(s)	11/10/17	47,000	46,987,800
Federal Home Loan Bank	1.062	%(s)	12/01/17	3,000	2,997,398
Federal Home Loan Bank	1.063	%(cc)	11/08/17	10,000	10,000,000
Federal Home Loan Bank	1.063	%(cc)	01/25/18	9,000	9,000,000
Federal Home Loan Bank	1.065	%(cc)	01/02/18	9,000	9,000,000
Federal Home Loan Bank	1.066	%(s)	12/15/17	21,000	20,973,180
Federal Home Loan Bank	1.066	%(s)	12/20/17	16,000	15,977,237
Federal Home Loan Bank	1.067	%(s)	12/22/17	3,000	2,995,559
Federal Home Loan Bank	1.068	%(s)	11/17/17	8,000	7,996,281
Federal Home Loan Bank	1.069	%(s)	12/06/17	7,000	6,992,875
Federal Home Loan Bank	1.069	%(s)	11/15/17	20,000	19,991,850
Federal Home Loan Bank	1.072	%(cc)	02/01/18	7,000	7,000,000
Federal Home Loan Bank	1.083	%(cc)	01/08/18	9,000	9,000,000
Federal Home Loan Bank	1.083	%(cc)	01/25/18	9,000	9,000,000
Federal Home Loan Bank	1.083	%(s)	11/03/17	15,000	14,999,116
Federal Home Loan Bank	1.087	%(s)	01/03/18	6,000	5,988,818
Federal Home Loan Bank	1.093	%(s)	12/18/17	6,000	5,991,618
Federal Home Loan Bank	1.112	%(cc)	02/28/18	11,000	11,000,853
Federal Home Loan Bank	1.113	%(cc)	03/29/18	5,000	5,000,000
Federal Home Loan Bank	1.123	%(s)	01/19/18	17,000	16,958,964
Federal Home Loan Bank	1.139	%(cc)	12/21/18	11,000	11,000,000
Federal Home Loan Bank	1.153	%(cc)	02/04/19	7,000	7,000,000
Federal Home Loan Bank	1.165	%(cc)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	1.172	%(cc)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	1.252	%(cc)	12/07/17	3,000	3,000,000
Federal Home Loan Bank	1.253	%(cc)	12/08/17	3,000	2,999,985
Federal Home Loan Bank	1.283	%(cc)	12/22/17	3,000	3,000,000
Federal Home Loan Mortgage Corp., MTN	1.049	%(cc)	11/16/17	9,000	9,000,000
Federal Home Loan Mortgage Corp.	1.061	%(s)	12/18/17	2,000	1,997,284
Federal Home Loan Mortgage Corp., MTN	1.072	%(cc)	05/18/18	8,500	8,500,000
Federal Home Loan Mortgage Corp., MTN	1.078	%(cc)	07/19/18	11,000	11,000,000
Federal Home Loan Mortgage Corp., MTN	1.319	%(cc)	01/08/18	4,000	4,000,000
Federal National Mortgage Assoc.	1.020	%(s)	11/08/17	5,000	4,999,028
Federal National Mortgage Assoc.	1.326	%(cc)	01/11/18	3,000	3,000,000

					418,529,806

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bills	1.090	%(s)	01/02/18	18,000	17,966,923
U.S. Treasury Bills	1.103	%(s)	01/11/18	14,000	13,970,166
U.S. Treasury Bills	1.132	%(s)	01/25/18	15,000	14,960,723
U.S. Treasury Notes	1.000%		12/31/17	6,000	5,999,077

					52,896,889

REPURCHASE AGREEMENTS(m) — 12.7%
Credit Agricole Corporate & Investment: 1.03%, dated 10/30/17, due 11/06/17 in the amount of $7,001,402				7,000	7,000,000
1.04%, dated 10/25/17, due 11/01/17 in the amount of $15,003,033				15,000	15,000,000
TD Securities (USA) LLC 1.05%, dated 10/31/17, due 11/01/17 in the amount of $46,682,362				46,681	46,681,000

					68,681,000

TOTAL INVESTMENTS — 100.1% (amortized cost $540,107,695)	540,107,695
Liabilities in excess of other assets — (0.1)%	(634,919)

NET ASSETS — 100.0%	$539,472,776

The following abbreviations are used in the quarterly schedule of portfolio holdings:

MTN	Medium Term Note
OTC	Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 0.000%-1.750%, maturity dates 09/30/22-08/15/44), with the aggregate value, including accrued interest of $70,054,726.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$418,529,806	$—
U.S. Treasury Obligations	—	52,896,889	—
Repurchase Agreements	—	68,681,000	—

Total	$—	$540,107,695	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

The Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Government Money Market Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2017

* Print the name and title of each signing officer under his or her signature.